Commitments and Contingencies - Minimum Future Charter Revenue (Table) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2025	$ 430,051
2026	253,103
2027	169,037
2028	106,388
2029	28,383
2030 to 2038	235,500
Minimum charter revenues	$ 1,222,462